Subsequent Events - Additional Information (Detail) $ / shares in Units, shares in Millions		1 Months Ended	6 Months Ended
	Jul. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) Vessel shares	Jun. 30, 2015 USD ($)
Subsequent Event [Line Items]
Net proceeds from common stock			$ 50,928,000
Subsequent Event [Member] | Ship To Ship Transfer Business [Member]
Subsequent Event [Line Items]
Purchase price of acquisition	$ 45,500,000
Subsequent Event [Member] | Principal Maritime Tankers [Member] | Suezmax tankers [Member]
Subsequent Event [Line Items]
Aggregate purchase price		$ 662,000,000
Aggregate purchase price, cash		$ 612,000,000
Subsequent Event [Member] | Principal Maritime Tankers [Member] | Suezmax tankers [Member] | Scheduled For Delivery October Twenty Fifteen [Member]
Subsequent Event [Line Items]
Number of vessels | Vessel		12
Subsequent Event [Member] | Principal Maritime Tankers [Member] | Suezmax tankers [Member] | Due January Twenty Nine Two Thousand Sixteen [Member]
Subsequent Event [Line Items]
loan facility, amount		$ 397,200,000
Subsequent Event [Member] | Class A [Member] | Suezmax tankers [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		13.6
Net proceeds from common stock		$ 90,600,000
Subsequent Event [Member] | Class A [Member] | Principal Maritime Tankers [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		7.2
Subsequent Event [Member] | Class A [Member] | Teekay Corporation [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares		4.5
Subsequent Event [Member] | Class B [Member] | Teekay Holdings Limited [Member] | Ship To Ship Transfer Business [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares	6.5
Net proceeds from common stock	$ 45,500,000
Shares issued, price per share | $ / shares	$ 6.99